Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2015
Leases, Capital [Abstract]
Schedule of Capital Leased Assets
Assets held under capital leases consist of the following (in thousands):

	As of
	December 31, 2015	December 31, 2014
Manufacturing equipment	$13,705	$7,984
Less: Accumulated amortization	(4,346)	(1,885)
Total	$9,359	$6,099

Schedule of Future Minimum Lease Payments for Capital Leases
The aggregate future minimum lease payments related to these capital leases as of December 31, 2015, are as follows (in thousands):

Years Ending December 31,	Minimum Lease Payments
2016	$5,874
2017	269
Total future minimum lease payments	$6,143
Interest expense	(355)
Total capital lease obligations	$5,788